Business combination and goodwill - Summary of Business combinations contribution (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenue since acquisition	$ 20,037,955
Revenue for full year	31,048,294	$ 51,489,952	$ 25,563,945	$ 14,984,746
Loss since acquisition	9,584,453
Loss for the year	13,629,122	$ (123,579,448)	$ (141,489,397)	$ (29,725,202)
Viapool
Disclosure of detailed information about business combination [line items]
Revenue since acquisition	7,346,255
Revenue for full year	7,929,986
Loss since acquisition	3,906,569
Loss for the year	3,202,686
Volt Lines
Disclosure of detailed information about business combination [line items]
Revenue since acquisition	4,548,557
Revenue for full year	5,910,453
Loss since acquisition	1,011,226
Loss for the year	1,648,870
Door2Door
Disclosure of detailed information about business combination [line items]
Revenue since acquisition	752,801
Revenue for full year	2,815,344
Loss since acquisition	2,456,575
Loss for the year	2,098,024
Urbvan
Disclosure of detailed information about business combination [line items]
Revenue since acquisition	7,390,342
Revenue for full year	14,392,511
Loss since acquisition	2,210,083
Loss for the year	$ 6,679,542